Subsequent Events (Tables) - Gryphon Digital Mining, Inc. [Member]	2 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Subsequent Events (Tables) [Line Items]
Schedule of payments
Month	Amount
May 2021	$8,000,000
June 2021	4,000,000
July 2021	4,000,000
August 2021	3,000,000
September 2021	3,000,000
October 2021	3,000,000
October 22021	3,000,000
December 2021	3,000,000
January 2022	3,000,000
February 2022	2,000,000
March 2022	1,000,000
April 2022	1,000,000
May 2022	1,000,000
$39,000,000

Schedule of company made payments to core
Payment Amount	Percentage and Period covered
$73,000	100% prepayment for October 2021 services made in October 2021
205,000	70% prepayment of the estimated services for November 2021 through February 2022 made in October 2021
15,296,000	30% prepayment of the estimated services for March 2022 through November 2022 made in October 2021
734,000	40% prepayment of the estimated services for March 2022; and 30% prepayment for the estimated services for November 2021 made in October 2021
1,489,000	40% prepayment for hosting services for April 2022; and 30% prepayment for the estimated hosting services for December 2021 made in November 2021
2,223,000	40% prepayment for hosting services for May 2022; and 30% prepayment for the estimated hosting services for January 2022 made in December 2021
$20,020,000